UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811 - 21494
Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Floating Rate Income Fund (JFR) April 30, 2006

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (4)	Value

	Variable Rate Senior Loan Interests - 141.7% (87.3% of Total Investments) (2)

	Aerospace & Defense - 1.4% (0.8% of Total Investments)

$5,955	Mid-Western Aircraft Systems Inc., Term Loan B	7.318%	12/31/11	B1	$6,058,284
2,426	Vought Aircraft Industries, Inc., Term Loan	7.500%	12/22/11	B+	2,451,063
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.329%	12/22/10	B+	552,955

8,926	Total Aerospace & Defense				9,062,302

	Airlines - 1.8% (1.1% of Total Investments)

1,500	United Air Lines, Delayed Term Loan, (5)	8.750%	2/01/12	B+	1,524,000
10,500	United Air Lines, Term Loan B, (5)	8.625%	2/12/12	B+	10,668,000

12,000	Total Airlines				12,192,000

	Auto Components - 4.8% (2.9% of Total Investments)

5,277	Accuride Corporation, Term Loan	6.938%	1/31/12	B+	5,349,605
17,662	Federal-Mogul Corporation, Term Loan A, (5)	7.250%	2/24/04	N/R	17,382,358
2,000	Federal-Mogul Corporation, Term Loan B, (5)	7.500%	2/24/05	N/R	1,973,750
6,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	7.954%	4/30/10	B2	6,091,875
1,000	Goodyear Tire & Rubber Company, Term Loan	3.764%	4/30/10	B3	1,010,179

31,939	Total Auto Components				31,807,767

	Beverages - 1.7% (1.0% of Total Investments)

2,348	Constellation Brands, Inc., Term Loan	6.361%	11/30/11	BB	2,368,441
8,685	Dr Pepper/Seven Up Bottling Group, Inc., Term Loan B	6.929%	12/19/10	N/R	8,758,442

11,033	Total Beverages				11,126,883

	Building Products - 5.1% (3.2% of Total Investments)

14,775	Nortek, Inc., Term Loan B	6.695%	8/27/11	B	14,911,211
4,434	PP Holding Corporation, Term Loan	7.980%	11/12/11	B	4,489,890
7,419	Stile Acquisition Corporation, Canadian Term Loan	7.106%	4/08/13	B2	7,376,951
7,431	Stile Acquisition Corporation, Term Loan B	7.106%	4/08/13	B2	7,389,518

34,059	Total Building Products				34,167,570

	Capital Markets - 1.7% (1.0% of Total Investments)

11,000	Ameritrade Holdings Corporation, Term Loan	6.490%	12/31/12	BB	11,056,375

	Chemicals - 9.4% (5.8% of Total Investments)

7,610	Celanese Holdings LLC, Term Loan C	6.979%	4/06/11	B+	7,732,588
1,298	Headwaters Inc., Term Loan B	7.330%	4/30/11	B1	1,309,769
12,742	Hercules Inc., Term Loan	6.526%	10/08/10	BB	12,875,857
10,766	Huntsman International LLC, Term Loan	6.679%	8/16/12	BB-	10,840,116
4,000	Ineos Group Holdings PLC, Term Loan B	7.339%	12/16/13	B+	4,061,256
4,000	Ineos Group Holdings PLC, Term Loan C	7.839%	12/16/14	B-	4,061,256
1,028	JohnsonDiversey Inc., Term Loan	7.207%	12/16/11	B+	1,044,616
7,860	Lyondell Citgo Refining LP, Term Loan	6.979%	5/21/07	N/R	7,918,950
12,870	Rockwood Specialties Group, Inc., Term Loan E	7.126%	7/30/12	B+	13,048,977

62,174	Total Chemicals				62,893,385

	Commercial Services & Supplies - 4.8% (3.0% of Total Investments)

4,321	Allied Waste North America, Inc., Letter of Credit	5.750%	3/21/12	B1	4,341,105
11,130	Allied Waste North America, Inc., Term Loan B	6.759%	1/15/12	B1	11,185,278
6,878	National Equipment Services, Inc., Term Loan	10.498%	8/17/10	B3	6,972,066
5,500	Williams Scotsman, Inc., Term Loan B	7.126%	6/28/10	B2	5,551,563
1,975	Workflow Management, Inc., Term Loan	9.126%	11/30/11	B2	1,979,938
1,956	Xerium Technologies Inc. Term Loan B	7.229%	5/18/12	B+	1,958,888

31,760	Total Commercial Services & Supplies				31,988,838

	Containers & Packaging - 6.0% (3.7% of Total Investments)

2,000	Amscan Holdings Inc., Term Loan B	7.700%	12/23/12	B+	2,020,417
4,922	BWAY Corporation, Term Loan B	6.813%	1/30/11	B+	4,993,027
17,775	Graham Packaging Company, L.P., Term Loan B	7.108%	10/07/11	B	17,999,036
3,571	Graham Packaging Company, L.P., Term Loan C	9.250%	3/15/12	CCC+	3,662,946
3,364	Owens-Illinois Group, Inc., Term Loan B, DD1	6.710%	4/01/08	N/R	3,376,201
699	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.350%	11/01/11	B+	708,814
5,001	Smurfit-Stone Container Corporation, Term Loan B	7.193%	11/01/11	B+	5,072,693
1,697	Smurfit-Stone Container Corporation, Term Loan C	7.125%	11/01/11	B+	1,720,879
532	Smurfit-Stone Container Corporation, Tranche C-1	7.125%	11/01/11	B+	540,010

39,561	Total Containers & Packaging				40,094,023

	Diversified Financial Services - 0.6% (0.4% of Total Investments)

3,960	EPCO Holdings Inc., Term Loan B	7.095%	8/18/10	B+	4,015,379

	Diversified Telecommunication Services - 2.0% (1.2% of Total Investments)

3,950	Intelsat, Ltd., Term Loan B	6.750%	7/06/11	B	3,988,268
2,000	Madison River Capital LLC, Term Loan	7.260%	7/29/12	B+	2,025,313
5,500	Qwest Corporation, Term Loan B	6.950%	6/30/10	Ba3	5,603,697
1,450	Valor Telecommunications Enterprises, LLC, Term Loan	6.763%	2/14/12	BB-	1,455,049

12,900	Total Diversified Telecommunication Services				13,072,327

	Electric Utilities - 1.2% (0.7% of Total Investments)

7,689	Allegheny Energy Supply Company, LLC, Term Loan C	6.342%	3/08/11	Ba2	7,713,624

	Electrical Equipment - 1.2% (0.7% of Total Investments)

7,960	Mueller Group, Inc., Term Loan	7.263%	10/03/12	B+	8,077,266

	Electronic Equipment & Instruments - 0.2% (0.1% of Total Investments)

1,000	Sensata Technologies B.V., Term Loan, WI/DD	TBD	TBD	B1	1,006,719

	Energy Equipment & Services - 0.3% (0.2% of Total Investments)

1,995	Petroleum Geo-Services, Term Loan	7.480%	12/15/12	B+	2,018,067

	Food & Staples Retailing - 2.1% (1.3% of Total Investments)

3,000	Dunkin’ Donuts Inc., Term Loan B	7.326%	3/01/13	B2	3,006,750
10,587	Jean Coutu Group, Inc., Term Loan B	7.625%	7/30/11	B2	10,696,071

13,587	Total Food & Staples Retailing				13,702,821

	Food Products - 1.5% (0.9% of Total Investments)

465	Dole Foods Company Inc., Deposit-Funded Commitment	4.920%	4/12/13	BB-	465,795
1,047	Dole Foods Company Inc., Term Loan B	6.808%	4/12/13	BB-	1,048,038
3,488	Dole Foods Company Inc., Term Loan C	6.724%	4/12/13	B+	3,493,460
5,000	Dole Holding Company, LLC, Term Loan	9.938%	7/21/10	B3	5,159,375

10,000	Total Food Products				10,166,668

	Health Care Equipment & Supplies - 0.7% (0.4% of Total Investments)

4,539	Kinetic Concepts Inc., Term Loan B-2	6.730%	8/11/10	Ba3	4,596,500

	Health Care Providers & Services - 9.7% (6.0% of Total Investments)

14,507	Davita Inc., Term Loan B	6.933%	10/05/12	B1	14,682,384
11,000	Fresenius Medical Care AG & Co. KGaA, Term Loan	6.384%	3/31/13	BB	11,022,919
4,000	HealthSouth Corporation, Term Loan	8.150%	3/10/13	B2	4,048,928
13,754	IASIS Healthcare LLC, Term Loan B	7.264%	6/22/11	B+	13,951,309
3,980	LifeCare Holdings Inc., Term Loan B	7.070%	8/11/12	B	3,786,805
1,042	LifePoint Hospitals Holdings, Inc., Term Loan B	6.185%	4/15/12	Ba3	1,048,854
2,970	Select Medical Corporation, Term Loan	6.524%	2/24/12	B1	2,948,549
12,868	Vanguard Health Holding Company, LLC, Replacement Term Loan	6.950%	9/23/11	B	13,046,866

64,121	Total Health Care Providers & Services				64,536,614

	Hotels, Restaurants & Leisure - 10.9% (6.7% of Total Investments)

8,000	24 Hour Fitness Worldwide, Inc., Term Loan B	7.850%	6/08/12	B	8,113,336
3,181	Ameristar Casinos, Inc., Term Loan B	6.500%	10/06/12	Ba3	3,211,062
5,895	Boyd Gaming Corporation, Term Loan B	6.545%	6/30/11	BB	5,961,932
2,000	Burger King Corporation, Term Loan B, WI/DD	TBD	TBD	B+	2,009,821
2,940	Jack in the Box Inc., Term Loan	6.519%	1/08/11	BB	2,972,311
14,465	OpBiz, LLC, Term Loan A	7.990%	8/31/10	B-	14,175,490
38	OpBiz, LLC, Term Loan B (PIK)	8.990%	8/31/10	B-	37,286
7,955	Penn National Gaming, Inc., Term Loan B	6.662%	10/03/12	BB	8,068,125
8,048	Resorts International Hotel and Casino Inc., Term Loan B	8.980%	4/26/12	CCC+	8,150,024
9,800	Universal City Development Partners, Ltd., Term Loan	6.942%	6/09/11	BB-	9,924,543
1,709	Venetian Casino Resort, LLC, Delayed Draw Term Loan	6.730%	6/15/11	BB-	1,729,568
8,291	Venetian Casino Resort, LLC, Term Loan	6.730%	6/15/11	BB-	8,388,402

72,322	Total Hotels, Restaurants & Leisure				72,741,900

	Household Durables - 2.2% (1.3% of Total Investments)

14,408	Sealy Mattress Company, Term Loan D	6.623%	4/06/12	B+	14,595,265

	Household Products - 1.5% (0.9% of Total Investments)

8,803	Prestige Brands, Inc., Term Loan B	7.190%	4/06/11	B+	8,922,010
1,122	Prestige Brands, Inc., Term Loan B2	7.190%	4/06/11	B+	1,137,069

9,925	Total Household Products				10,059,079

	Independent Power Producers & Energy Traders - 0.4% (0.3% of Total Investments)

1,561	Covanta Energy Corporation, Letter of Credit	7.960%	6/24/12	B+	1,585,366
1,119	Covanta Energy Corporation, Term Loan B	7.961%	6/24/12	B-	1,136,076

2,680	Total Independent Power Producers & Energy Traders				2,721,442

	Industrial Conglomerates - 0.1% (0.1% of Total Investments)

724	Walter Industries Inc., Term Loan B	6.889%	10/03/12	B+	733,496

	Insurance - 2.5% (1.6% of Total Investments)

16,813	Conseco, Inc., Term Loan	6.651%	6/22/10	BB-	16,966,962

	IT Services - 5.8% (3.6% of Total Investments)

17,453	Fidelity National Information Services, Term Loan B	6.602%	3/09/13	BB+	17,585,334
20,850	SunGard Data Systems Inc., Term Loan B	7.215%	2/11/13	B+	21,116,175

38,303	Total IT Services				38,701,509

	Leisure Equipment & Products - 0.2% (0.1% of Total Investments)

993	Mega Bloks, Term Loan B	6.911%	7/26/12	BB-	1,001,805

	Machinery - 0.5% (0.3% of Total Investments)

1,141	Dresser-Rand Group, Inc., Term Loan	6.924%	10/10/10	B+	1,160,207
2,226	Terex Corporation, Term Loan B	7.259%	7/03/09	B2	2,256,938

3,367	Total Machinery				3,417,145

	Marine - 0.7% (0.5% of Total Investments)

4,913	Horizon Lines, LLC, Term Loan	7.170%	7/11/11	B	4,980,047

	Media - 32.9% (20.4% of Total Investments)

1,995	AMC Entertainment Inc., Term Loan	7.114%	1/26/13	B+	2,017,444
2,000	American Media Operations, Inc., Term Loan	8.120%	1/30/13	B	2,025,750
1,837	Blockbuster, Inc., Term Loan B	8.732%	8/20/11	B-	1,839,463
10,000	Cablevision Systems Corporation, Incremental Term Loan	6.664%	3/24/13	Ba3	10,055,205
17,000	Century Cable Holdings, LLC, Discretionary Term Loan, (5)	8.750%	12/31/09	N/R	16,609,000
7,000	Century Cable Holdings, LLC, Revolver, (5)	8.750%	10/25/10	N/R	6,778,335
2,000	Century Cable Holdings, LLC, Term Loan, (5)	9.750%	6/30/09	N/R	1,956,458
2,000	Century Theatres Inc., Term Loan	6.695%	2/22/13	B+	2,022,500
26,798	Charter Communications Inc., Term Loan, WI/DD	TBD	TBD	B	26,940,903
6,983	Clear Channel Entertainment, Term Loan	7.230%	6/20/13	B+	7,013,048
2,196	Dex Media East LLC, Term Loan B	6.340%	11/10/08	BB	2,207,811
8,423	Dex Media West, LLC, Term Loan B	6.415%	3/09/10	BB	8,473,770
4,667	DirecTV Group, Term Loan B	6.423%	4/13/13	BB	4,711,511
6,899	Emmis Operating Company, Term Loan	6.718%	11/10/11	B+	6,952,005
995	Entravision Communications Corporation, Term Loan B	6.490%	3/21/13	B+	1,003,188
25,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.229%	4/08/12	B+	25,304,688
16,765	Panamsat Corporation, Term Loan B-1	6.900%	8/20/11	Ba3	16,977,377
6,468	Primedia Inc., Term Loan	7.090%	9/30/13	N/R	6,413,603
4,315	R. H. Donnelley Inc., Tranche D	6.441%	6/30/11	Ba3	4,338,278
4,950	Rainbow Media Holdings LLC, Term Loan	7.563%	3/31/12	Ba3	5,012,390
16,437	Regal Cinemas Corporation, Term Loan	6.479%	11/10/10	BB-	16,563,665
990	Spanish Broadcasting System Inc., Term Loan B	6.730%	6/10/12	B+	1,000,519
5,500	UPC Broadband Holding BV, Term Loan J2, WI/DD	TBD	TBD	B	5,549,269
5,500	UPC Broadband Holding BV, Term Loan K2, WI/DD	TBD	TBD	B	5,549,269
11,000	UPC Financing Partnership, Term Loan H2	7.330%	9/30/12	B	11,071,044
20,551	WMG Acquisition Corp., Term Loan	6.805%	2/28/11	B+	20,785,257

218,269	Total Media				219,171,750

	Metals & Mining - 2.4% (1.5% of Total Investments)

2,775	Amsted Industries Incorporated, Delayed Draw Term Loan, (6) (7)	2.000%	4/05/11	B1	(3,469)
3,885	Amsted Industries Incorporated, Term Loan B	7.002%	4/05/13	B1	3,940,601
11,761	Foundation Coal Corporation, Term Loan B	6.620%	7/30/11	BB-	11,956,159

18,421	Total Metals & Mining				15,893,291

	Multiline Retail - 1.8% (1.1% of Total Investments)

9,494	Neiman Marcus Group Inc., Term Loan	7.340%	3/28/13	B+	9,635,226
2,500	Sears Canada Inc., Term Loan	6.712%	12/15/12	BB+	2,531,250

11,994	Total Multiline Retail				12,166,476

	Multi-Utilities - 2.0% (1.2% of Total Investments)

2,414	NRG Energy Inc., Credit-Linked Deposit	6.979%	2/01/13	BB-	2,442,658
10,586	NRG Energy Inc., Term Loan	6.820%	2/01/13	BB-	10,713,559

13,000	Total Multi-Utilities				13,156,217

	Oil, Gas & Consumable Fuels - 3.2% (2.0% of Total Investments)

2,993	Citgo Petroleum Corporation, Term Loan	6.213%	11/15/12	Ba1	3,004,096
800	Coffeyville Resources LLC, Letter of Credit	7.400%	7/08/11	B1	812,250
1,191	Coffeyville Resources LLC, Term Loan B	7.503%	7/08/12	B1	1,209,260
3,980	Complete Production Services, Term Loan	7.660%	9/12/12	B	4,033,483
1,875	El Paso Corporation, Deposit-Funded Commitment	4.290%	11/23/09	B3	1,896,875
7,994	El Paso Corporation, Term Loan	7.750%	11/23/09	B3	8,093,419
484	Targa Resources Inc., Synthetic Letter of Credit	7.229%	10/31/12	B+	490,171
2,006	Targa Resources Inc., Term Loan B	7.260%	10/31/12	B+	2,032,169

21,323	Total Oil, Gas & Consumable Fuels				21,571,723

	Paper & Forest Products - 3.9% (2.4% of Total Investments)

4,326	Boise Cascade Holdings, LLC, Term Loan D	6.750%	3/29/11	Ba3	4,385,967
11,970	Georgia-Pacific Corporation, Term Loan B	6.885%	12/20/12	BB-	12,050,420
6,000	Georgia-Pacific Corporation, Term Loan C	7.939%	12/23/13	B+	6,137,307
2,568	NewPage Corporation, Term Loan B	7.960%	5/02/11	B	2,577,842
1,000	White Birch Paper Company, Second Lien Term Loan	12.480%	3/31/13	CCC+	1,001,875

25,864	Total Paper & Forest Products				26,153,411

	Pharmaceuticals - 1.9% (1.2% of Total Investments)

4,950	Talecris Biotherapeutics Inc., Term Loan B	8.022%	3/31/10	N/R	4,974,750
169	Warner Chilcott Corporation, Dovobet Delayed Draw	7.190%	1/18/12	B	170,425
845	Warner Chilcott Corporation, Dovonex Delayed Draw	7.400%	1/18/12	B	851,885
4,045	Warner Chilcott Corporation, Tranche B	7.552%	1/18/12	B	4,078,165
1,630	Warner Chilcott Corporation, Tranche C	7.860%	1/18/12	B	1,643,301
751	Warner Chilcott Corporation, Tranche D	7.860%	1/18/12	B	759,159

12,390	Total Pharmaceuticals				12,477,685

	Real Estate Management & Development - 7.4% (4.6% of Total Investments)

10,000	Capital Automotive LP., Term Loan	6.580%	12/16/10	BB+	10,093,251
1,378	Lion Gables, Term Loan	6.590%	9/30/06	Ba2	1,385,067
19,920	LNR Property Corporation, Term Loan	7.831%	2/03/08	B2	20,104,799
1,815	LNR Property Corporation, Term Loan B	10.080%	2/03/08	B2	1,830,648
8,000	Macerich Company, Term Loan	6.375%	4/25/10	N/R	8,050,000
8,000	Trizec Properties Inc., Term Loan, WI/DD	TBD	TBD	Ba2	8,008,752

49,113	Total Real Estate Management & Development				49,472,517

	Road & Rail - 0.8% (0.5% of Total Investments)

781	Hertz Corporation, Delayed Draw Term Loan, (6)	2.250%	12/21/12	BB+	8,213
667	Hertz Corporation, Synthetic Term Loan	4.930%	12/21/12	BB+	674,263
4,541	Hertz Corporation, Term Loan	7.103%	12/21/12	BB	4,592,358

5,989	Total Road & Rail				5,274,834

	Specialty Retail - 1.5% (0.9% of Total Investments)

9,000	Toys “R” Us, Inc., Term Loan	7.826%	12/09/08	B-	9,015,471
995	TravelCenters of America Inc., Term Loan	6.620%	12/01/11	B1	1,008,971

9,995	Total Specialty Retail				10,024,442

	Textiles, Apparel & Luxury Goods - 0.9% (0.5% of Total Investments)

1,000	Burlington Coat Factory Warehouse Corporation, Term Loan	7.160%	5/28/13	B	998,750
4,690	Visant Holding Corporation, Term Loan C	7.068%	7/29/10	B+	4,755,878

5,690	Total Textiles, Apparel & Luxury Goods				5,754,628

	Trading Companies & Distributors - 2.0% (1.2% of Total Investments)

2,970	Ashtead Group Public Limited Company, Term Loan	6.500%	11/12/09	Ba3	3,004,341
393	Brenntag Holdings, Acquisition Facility Term Loan	7.440%	1/20/14	B2	398,127
1,607	Brenntag Holdings, Term Loan	7.440%	1/20/14	B-	1,633,793
1,219	United Rentals Inc., Credit Linked Deposit	5.340%	2/13/11	B2	1,233,755
6,981	United Rentals Inc., Term Loan B	7.000%	2/14/11	B2	7,066,390

13,170	Total Trading Companies & Distributors				13,336,406

$939,869	Total Variable Rate Senior Loan Interests (cost $935,764,115)				943,667,158

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Corporate Bonds - 17.2% (10.6% of Total Investments)

	Containers & Packaging - 0.2% (0.1% of Total Investments)

$1,500	Owens-Illinois Inc.	8.100%	5/15/07	B	$1,522,500

	Diversified Telecommunication Services - 0.8% (0.5% of Total Investments)

5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	8.380%	6/15/13	BB	5,468,750

	Energy Equipment & Services - 0.8% (0.5% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, Series 144A	7.130%	10/01/10	B+	5,162,500

	Food Products - 0.5% (0.3% of Total Investments)

1,528	Dole Foods Company	8.625%	5/01/09	B	1,516,540
1,780	Dole Foods Company	8.875%	3/15/11	B	1,744,400

3,308	Total Food Products				3,260,940

	Hotels, Restaurants & Leisure - 6.1% (3.7% of Total Investments)

9,505	Aztar Corporation	9.000%	8/15/11	Ba3	10,051,538
5,425	MGM Mirage Inc.	9.750%	6/01/07	Ba3	5,655,563
2,000	Mirage Resorts	7.250%	10/15/06	BB	2,020,000
7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba3	8,255,500
2,000	Park Place Entertainment	8.500%	11/15/06	BBB-	2,031,390
12,076	Park Place Entertainment	9.375%	2/15/07	BB+	12,423,185

38,906	Total Hotels, Restaurants & Leisure				40,437,176

	Household Durables - 3.1% (1.9% of Total Investments)

5,000	Beazer Homes USA, Inc.	8.375%	4/15/12	Ba1	5,231,250
2,000	K. Hovnanian Enterprises Inc.	10.500%	10/01/07	Ba1	2,127,500
8,000	K. Hovnanian Enterprises Inc., Senior Unsecured Notes	8.000%	4/01/12	Ba1	8,340,000
5,000	KB Home	7.750%	2/01/10	Ba2	5,176,700

20,000	Total Household Durables				20,875,450

	Machinery - 2.0% (1.2% of Total Investments)

13,400	Navistar International Corporation, Series B	9.375%	6/01/06	BB-	13,475,375

	Media - 1.6% (1.0% of Total Investments)

10,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, Series B	9.720%	4/01/09	B+	10,625,000

	Paper & Forest Products - 0.8% (0.5% of Total Investments)

5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	B	5,212,500

	Semiconductors & Equipment - 1.1% (0.7% of Total Investments)

7,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.630%	6/01/13	B	7,411,250

	Wireless Telecommunication Services - 0.2% (0.2% of Total Investments)

1,000	Dobson Communications Corporation, Floating Rate Note, 4.250% plus three-month LIBOR	9.380%	10/15/12	CCC	1,020,000

$110,114	Total Corporate Bonds (cost $115,122,501)				114,471,441

Shares	Description (1)	Value

	Investment Companies - 0.2% (0.1% of Total Investments)

74,200	Eaton Vance Floating-Rate Income Trust Fund	$1,307,404

	Total Investment Companies (cost $1,260,676)	1,307,404

Shares	Description (1)	Value

	Warrants - 0.0% (0.0% of Total Investments)

36,521	Reliant Energy Inc.	$237,387

	Total Warrants (cost $257,912)	237,387

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments - 3.3% (2.0% of Total Investments)

$22,133	Repurchase Agreement with State Street Bank, dated 4/28/06, repurchase price $22,141,151, collateralized by $22,690,000, U.S. Treasury Bills, 0.000%, due 6/08/06, value $22,576,550	4.450%	5/01/06	$22,132,943

	Total Short-Term Investments (cost $22,132,943)			22,132,943

	Total Investments (cost $1,074,538,147) – 162.4%			1,081,816,333

	Other Assets Less Liabilities – (2.4)%			(15,641,409)

	Preferred Shares, at Liquidation Value – (60.0)%			(400,000,000)

	Net Assets Applicable to Common Shares – 100%			$666,174,924

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(5)	At or subsequent to April 30, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position represents an unfunded Senior Loan commitment outstanding at April 30, 2006. At April 30, 2006, the Fund had unfunded Senior Loan commitments of $3,556,160.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at April 30, 2006.

WI/DD	Purchased on a when-issued or delayed delivery basis.

DD1	Portion purchased on a delayed delivery basis.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(PIK)	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $1,079,000,373.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$9,723,174
Depreciation	(6,907,214)

Net unrealized appreciation (depreciation) of investments	$2,815,960

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Floating Rate Income Fund;

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date June 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 28, 2006

*	Print the name and title of each signing officer under his or her signature.